BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Deficit
Preferred Stock, par or stated value	$ 0.00	$ 0.00
Preferred Stock Series A, shares authorized	500,000	500,000
Preferred Stock Series A, shares issued	200,119	200,119
Preferred Stock Series A, shares outstanding	200,119	200,119
Preferred Stock Series B, shares authorized	200,000	200,000
Common Stock, par or stated value	$ 0.00	$ 0.00
Common Stock, shares authorized	10,000,000	10,000,000
Common Stock, shares issued	1,450,322	1,450,322
Common Stock, shares outstanding	1,450,322	1,450,322